CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share premium	Accumulated losses	Other reserves	Total	Non- controlling interests
Beginning balance at Dec. 31, 2021	$ 412,584	$ 234,154	$ 1,736,469	$ (1,722,260)	$ 164,675	$ 413,038	$ (454)
Increase (Decrease) In Stockholder's Equity [Roll Forward]
Loss for the year	(238,269)			(238,232)		(238,232)	(37)
Other comprehensive (loss) / income	(9,241)				(9,258)	(9,258)	17
Total comprehensive loss for the period	(247,510)			(238,232)	(9,258)	(247,490)	(20)
Exercised stock options and stock units issued	25	1,505			(1,480)	25
Share-based compensation (Note 18)	9,241				9,237	9,237	4
Equity transaction costs (Note 16)	(91)			(91)		(91)
Change in Non-controlling interests	0			(1)		(1)	1
Ending balance at Dec. 31, 2022	174,249	235,659	1,736,469	(1,960,584)	163,174	174,718	(469)
Increase (Decrease) In Stockholder's Equity [Roll Forward]
Loss for the year	(104,178)			(104,155)		(104,155)	(23)
Other comprehensive (loss) / income	(6,667)				(6,648)	(6,648)	(19)
Total comprehensive loss for the period	(110,845)			(104,155)	(6,648)	(110,803)	(42)
Exercised stock options and stock units issued	0	1,141			(1,141)	0
Share-based compensation (Note 18)	5,344				5,344	5,344
Equity transaction costs (Note 16)	(24)			(24)		(24)
Ending balance at Dec. 31, 2023	68,724	236,800	1,736,469	(2,064,763)	160,729	69,235	(511)
Increase (Decrease) In Stockholder's Equity [Roll Forward]
Loss for the year	(99,105)			(99,086)		(99,086)	(19)
Other comprehensive (loss) / income	15,940				15,916	15,916	24
Total comprehensive loss for the period	(83,165)			(99,086)	15,916	(83,170)	5
Capital contribution (Note 16)	99,642	43,930	55,712			99,642
Exercised stock options and stock units issued	0	2,363			(2,363)	0
Share-based compensation (Note 18)	6,160				6,160	6,160
Equity transaction costs (Note 16)	(5,075)			(5,075)		(5,075)
Ending balance at Dec. 31, 2024	$ 86,286	$ 283,093	$ 1,792,181	$ (2,168,924)	$ 180,442	$ 86,792	$ (506)